CREDIT AND LOANS FROM BANKS (Tables)	12 Months Ended
Dec. 31, 2023
Credit And Loans From Banks [Abstract]
Disclosure of credit and loans from banks
	December 31,
	2023	2022
	US Dollars in thousands
Long-term bank loans	1,428	2,496
Less - current maturities	(1,101)	(1,052)
	327	1,444